Intangible Assets (Narrative) (Details) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013 M	Dec. 31, 2012 M
Intangible Assets 1	$ 106
Intangible Assets 2	116
Intangible Assets 3	100.00%
Intangible Assets 4	39
Intangible Assets 1		116,000
Intangible Assets 2		$ 125,000
Intangible Assets 3		100.00%
Intangible Assets 4		39